Deferred income tax asset and liability - Reconciliation of effective income tax rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	S/ 1,621,826	S/ 1,354,872	S/ 2,140,651
Theoretical tax	478,439	399,687	631,492
Increase (decrease) in income of Subsidiaries not domiciled in Peru	1,299	46,453	11,412
Non-taxable income, net	(284,298)	(275,379)	(243,003)
Permanent non-deductible expenses	115,616	109,602	61,833
Non-taxable translation results	3,309	(4,767)	803
Income tax	S/ 314,365	S/ 275,596	S/ 462,537
Income before income tax	100.00%	100.00%	100.00%
Theoretical tax	29.50%	29.50%	29.50%
Increase (decrease) in income of Subsidiaries not domiciled in Peru	0.10%	3.40%	0.50%
Non-taxable income, net	(17.50%)	(20.30%)	(11.40%)
Permanent non-deductible expenses	7.10%	8.10%	2.90%
Non-taxable translation results	0.20%	(0.40%)	0.10%
Income tax	19.40%	20.30%	21.60%